Prepayments and Other Receivables - Schedule of Prepayments and Other Receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepayments and Other Receivables [Abstract]
Prepayments to suppliers	$ 633,590	$ 240,395
Rental deposits	5,280	3,847
Other receivables (Note)	37,334
Total prepayments and other receivables	$ 676,204	$ 244,242